Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.61%
Basic Materials - 6.05%
Olin Corp.	60,087	$3,953,124
Orion Engineered Carbons S.A. (b)	143,600	2,772,916
		6,726,040
Consumer Discretionary - 11.68%
Dana, Inc.	223,823	3,706,509
Gap, Inc.	112,515	1,241,041
Hooker Furnishings Corp.	57,069	986,723
Motorcar Parts of America, Inc. (a)	72,226	1,071,112
PVH Corp.	30,220	2,141,691
Steelcase, Inc.	312,681	3,833,469
		12,980,545
Consumer Staples - 6.22%
Spectrum Brands Holdings, Inc.	25,922	2,274,396
Universal Corp.	37,679	2,399,399
USANA Health Sciences, Inc. (a)	31,886	2,242,542
		6,916,337
Energy - 8.64%
MRC Global, Inc. (a)	239,963	2,685,186
NexTier Oilfield Solutions, Inc. (a)	219,860	2,396,474
NOV, Inc.	111,146	2,222,920
TechnipFMC PLC (a)(b)	278,376	2,293,818
		9,598,398
Financial Services - 27.72%
American Equity Investment Life Holding Co.	71,491	2,878,228
Argo Group International Holdings, Ltd. (b)	53,868	2,281,848
Associated Banc-Corp.	157,706	3,264,514
Axis Capital Holdings, Ltd. (b)	63,304	3,707,715
CNO Financial Group, Inc.	162,480	3,342,214
Hope Bancorp, Inc.	147,697	2,153,422
Old National Bancorp of Indiana	186,235	2,961,136
Umpqua Holdings Corp.	165,606	2,922,946
Univest Financial Corp.	80,552	2,134,628
Webster Financial Corp.	61,395	3,013,881
WSFS Financial Corp.	50,193	2,147,257
		30,807,789
Health Care - 2.48%
Phibro Animal Health Corp.	79,051	1,518,570
Varex Imaging Corp. (a)	53,514	1,232,962
		2,751,532
Industrials - 24.50%
American Woodmark Corp. (a)	34,109	1,776,397
Axalta Coating Systems, Ltd. (a)(b)	88,385	2,400,536
Belden, Inc.	70,474	4,057,893
Enerpac Tool Group Corp.	108,708	2,121,980
GMS, Inc. (a)	12,300	612,663
JELD-WEN Holding, Inc. (a)	181,928	3,425,704
MasTec, Inc. (a)	17,538	1,466,001
Moog, Inc. - Class A	13,400	1,090,626
REV Group, Inc.	177,643	2,179,680
Ryder System, Inc.	15,140	1,211,503
Terex Corp.	81,213	2,874,128
TriMas Corp.	76,493	2,155,573
TrueBlue, Inc. (a)	84,152	1,853,027
		27,225,711
Technology - 10.32%
Avnet, Inc.	61,416	2,975,605
Celestica, Inc. (a)(b)	307,118	3,387,512
ScanSource, Inc. (a)	72,966	2,826,703
Super Micro Computer, Inc. (a)	45,489	2,277,179
		11,466,999
Total Common Stocks (Cost $98,129,369)		108,473,351

REIT - 1.59%
Real Estate - 1.59%
DiamondRock Hospitality Co. (a)	171,107	1,760,691
Total REIT (Cost $1,312,426)		1,760,691

SHORT-TERM INVESTMENT - 0.29%
Money Market Fund - 0.29%
Fidelity Institutional Government Portfolio - Class I, 0.60% (c)	325,892	325,892
Total Short-Term Investment (Cost $325,892)		325,892

Total Investments (Cost $99,767,687) - 99.49%		110,559,934
Other Assets in Excess of Liabilities - 0.51%		572,116
TOTAL NET ASSETS - 100.00%		$111,132,050

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2022.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

Pzena Small Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$6,726,040	$-	$-	$6,726,040
Consumer Discretionary	12,980,545	-	-	12,980,545
Consumer Staples	6,916,337	-	-	6,916,337
Energy	9,598,398	-	-	9,598,398
Financial Services	30,807,789	-	-	30,807,789
Health Care	2,751,532	-	-	2,751,532
Industrials	27,225,711	-	-	27,225,711
Technology	11,466,999	-	-	11,466,999
Total Common Stocks	108,473,351	-	-	108,473,351
REIT	1,760,691	-	-	1,760,691
Short-Term Investment	325,892	-	-	325,892
Total Investments	$110,559,934	$-	$-	$110,559,934

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.